FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2006

                  Date of reporting period: December 31, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)




                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                December 31, 2006
                                   (unaudited)

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                                                                                                  Rating
             Principal                                                                             Moody's/
              Amount         State of Oregon General Obligation Bonds (53.3%)                       S&P                Value    (a)

                             Bend, Oregon Transportation Highway System
                             (MBIA Corporation Insured)
 $            1,135,000      5.300%, 09/01/17                                                      Aaa/NR          $ 1,194,168

                             Benton and Linn Counties Oregon School District #509J
                             (Financial Security Assurance Insured)
              4,670,000      5.000%, 06/01/21                                                      Aaa/NR            4,955,944

                             Chemeketa, Oregon Community College District
                             (Financial Guaranty Insurance Corporation Insured),
                              Escrowed to Maturity
              1,385,000      5.500%, 06/01/14                                                     Aaa/AAA            1,544,247

                             Clackamas, Oregon Community College District
                             (Financial Guaranty Insurance Corporation Insured)
              3,955,000      5.250%, 06/15/17 pre-refunded                                        Aaa/AAA            4,210,849
              4,310,000      5.250%, 06/15/18 pre-refunded                                        Aaa/AAA            4,579,720

                             Clackamas, Oregon Community College District (MBIA
                             Corporation Insured)
              1,535,000      5.000%, 05/01/25                                                     Aaa/AAA            1,649,695

                             Clackamas County, Oregon School District #12 (North
                             Clackamas)  (Financial Security Assurance
                             Insured)
              9,110,000      5.000%, 06/15/17                                                     Aaa/AAA           10,003,964

                             Clackamas County, Oregon School District #62 (Oregon
                             City) (State School Bond Guaranty Program)
              2,055,000      5.500%, 06/15/20 pre-refunded                                        Aa3/AAA            2,179,101

                             Clackamas County, Oregon School District #86 (Canby)
                             (Financial Security Assurance Insured)
              2,240,000      5.000%, 06/15/19                                                     Aaa/AAA            2,407,485
              1,000,000      5.000%, 06/15/23                                                     Aaa/AAA            1,068,840
              1,000,000      5.000%, 06/15/25                                                     Aaa/AAA            1,068,110

                             Clackamas County, Oregon School District #108
                             (Estacada) (Financial Security Assurance Insured)
              1,295,000      5.375%, 06/15/17 pre-refunded                                        Aaa/AAA            1,387,010
              2,000,000      5.000%, 06/15/25 pre-refunded                                        Aaa/AAA            2,111,560

                             Clackamas County, Oregon School District #115
                             (Gladstone) (MBIA Corporation
                             Insured)
              2,250,000      zero coupon, 06/15/25                                                 NR/AAA              972,360

                             Clackamas County, Oregon Tax Allocation
                705,000      6.500%, 05/01/20                                                      NR/NR*              708,687

                             Clatsop County, Oregon School District #1 (Astoria)
                             (State School Bond Guaranty Program)
              1,895,000      5.500%, 06/15/19 pre-refunded                                         NR/AA-            2,009,439

                             Columbia County, Oregon School District #502
                             (Financial Guaranty Insurance Corporation Insured)
              2,070,000      zero coupon, 06/01/15                                                Aaa/AAA            1,476,365

                             Columbia Gorge, Oregon Community College District
                             (MBIA Corporation Insured)
              1,000,000      5.000%, 06/15/22                                                      Aaa/NR            1,070,320

                             Columbia River, Oregon Fire & Rescue District (AMBAC
                             Indemnity Corporation
                             Insured)
              1,290,000      5.000%, 01/01/37                                                     Aaa/AAA            1,383,306

                             Deschutes County, Oregon (Financial Security Assurance
                             Insured)
              2,000,000      5.000%, 12/01/14                                                      Aaa/NR            2,136,780
              1,615,000      5.000%, 12/01/15                                                      Aaa/NR            1,722,801
              2,260,000      5.000%, 12/01/16                                                      Aaa/NR            2,412,098

                             Deschutes County, Oregon Administrative School
                             District #1 (Bend-LaPine)
              1,500,000      5.000%, 12/01/17 pre-refunded                                         A1/NR             1,551,795

                             Deschutes County, Oregon Administrative School
                             District #1 (Bend-LaPine)
                             (Financial Security Assurance Insured)
              1,145,000      5.500%, 06/15/14 pre-refunded                                         Aaa/NR            1,232,180
              1,300,000      5.500%, 06/15/16 pre-refunded                                         Aaa/NR            1,398,982
              1,355,000      5.500%, 06/15/18 pre-refunded                                         Aaa/NR            1,458,170
              3,000,000      5.125%, 06/15/21 pre-refunded                                         Aaa/NR            3,182,610

                             Deschutes County, Oregon School District #6 (Sisters)
                            (Financial Security Assurance Insured)
              1,735,000      5.250%, 06/15/19                                                     Aaa/AAA            1,962,354
              1,030,000      5.250%, 06/15/21                                                     Aaa/AAA            1,175,096

                             Deschutes and Jefferson Counties Oregon  School
                             District #02J (Redmond) (Financial Guaranty
                             Insurance Corporation Insured)
              1,000,000      5.000%, 06/15/21                                                      Aaa/NR            1,068,480
              2,330,000      zero coupon, 06/15/22                                                 Aaa/NR            1,200,369

                             Douglas County, Oregon School District #4 (Roseburg)
                             (State School Bond Guaranty Program)
              1,075,000      5.125%, 12/15/17 pre-refunded                                         Aa3/NR            1,147,154

                             Douglas County, Oregon School District  #116
                             (Winston-Dillard) (State School Bond Guaranty Program)
              1,020,000      5.625%, 06/15/20 pre-refunded                                         NR/AA-            1,085,698

                             Eugene, Oregon  (Parks and Open Space)
              1,465,000      5.250%, 02/01/18 pre-refunded                                         Aa2/NR            1,512,583
              1,555,000      5.250%, 02/01/19 pre-refunded                                         Aa2/NR            1,605,506

                             Gresham, Oregon
                             (Financial Security Assurance Insured)
              1,155,000      5.375%, 06/01/18                                                      Aaa/NR            1,251,350

                             Jackson County, Oregon School District #4 (Phoenix-Talent)
                             (Financial Security Assurance Insured)
              1,395,000      5.500%, 06/15/18 pre-refunded                                        Aaa/AAA            1,501,215

                             Jackson County, Oregon School District #9 (Eagle
                             Point) (MBIA Corporation Insured)
              2,080,000      5.500%, 06/15/15                                                      Aaa/NR            2,339,813
              1,445,000      5.500%, 06/15/16                                                      Aaa/NR            1,638,428

                             Jackson County, Oregon School District #9 (Eagle Point)
                             (State School Bond Guaranty Program)
              1,120,000      5.625%, 06/15/17 pre-refunded                                         Aa3/NR            1,210,978
              1,880,000      5.000%, 06/15/21 pre-refunded                                         Aa3/NR            1,984,866

                             Jackson County, Oregon School District #549
                             (Medford) (State School Bond Guaranty Program)
              1,750,000      5.000%, 06/15/12                                                      Aa3/NR            1,860,390

                             Jefferson County, Oregon School District #509J
                             (Financial Guaranty Insurance Corporation Insured)
              1,215,000      5.250%, 06/15/14                                                     Aaa/AAA            1,310,220
              1,025,000      5.250%, 06/15/17                                                     Aaa/AAA            1,104,806

                             Josephine County, Oregon Three Rivers School District
                             (Financial Guaranty Insurance Corporation
                             Insured)
              1,000,000      5.000%, 12/15/19                                                      Aaa/NR            1,106,590

                             Josephine County, Oregon Three Rivers School District
                             (Financial Security Assurance Insured)
              1,780,000      5.250%, 06/15/18 pre-refunded                                         Aaa/NR            1,897,409

                             Lane County, Oregon School District #19 (Springfield)
                             (Financial Security
                             Assurance Insured)
              3,750,000      zero coupon, 06/15/28                                                 Aaa/NR            1,370,137

                             Lane County, Oregon School District #40 (Creswell)
                             (State School Bond Guaranty Program)
              1,430,000      5.375%, 06/15/20 pre-refunded                                         NR/AA-            1,510,623

                             Lane and Douglas Counties, Oregon School District
                             #45J (South Lane)
                             (State School Bond Guaranty Program)
              1,525,000      6.000%, 06/15/18 pre-refunded                                         NR/AA-            1,639,039

                             Lane and Douglas Counties, Oregon School District
                             #97J (Siuslaw) (Financial Guaranty Insurance
                              Corporation Insured)
              1,340,000      5.375%, 06/15/17                                                      Aaa/NR            1,514,388

                             Lane and Douglas Counties, Oregon School District
                             #97J (Siuslaw)
                             (State School Bond Guaranty Program)
              1,000,000      5.400%, 06/15/19 pre-refunded                                         Aa3/NR            1,041,550

                             Lincoln County, Oregon School District
                             (Financial Guaranty Insurance Corporation Insured)
              1,245,000      5.250%, 06/15/12                                                     Aaa/AAA            1,291,202

                             Linn County, Oregon School District #7 (Harrisburg)
                             (State School Bond Guaranty Program)
              1,660,000      5.500%, 06/15/19 pre-refunded                                         NR/AA-            1,760,247

                             Linn County, Oregon School District #9 (Lebanon)
                             (Financial Guaranty Insurance Corporation Insured)
              3,000,000      5.600%, 06/15/30 pre-refunded                                        Aaa/AAA            3,329,670

                             Linn County, Oregon School District #9 (Lebanon)
                             (MBIA Corporation Insured)
              2,500,000      5.000%, 06/15/30                                                     Aaa/AAA            2,602,950

                             Madras Aquatic Center District, Oregon
              1,695,000      5.000%, 06/01/22                                                      NR/NR*            1,773,038

                             Metro, Oregon
              3,000,000      5.250%, 09/01/14                                                     Aa1/AAA            3,232,590

                             Morrow County, Oregon School District #1 (Financial
                             Security Assurance Insured)
              1,710,000      5.250%, 06/15/19                                                     Aaa/AAA            1,934,078

                             Multnomah County, Oregon School District #7 (Reynolds)
                             (MBIA Corporation Insured)
              2,625,000      5.000%, 06/01/25                                                      Aaa/NR            2,714,539

                             Multnomah County, Oregon School District #7 (Reynolds)
                             (State School Bond Guaranty Program)
                500,000      5.625%, 06/15/17 pre-refunded                                        Aa3/AA-              540,615
              2,375,000      5.125%, 06/15/19 pre-refunded                                        Aa3/AA-            2,519,566

                             Multnomah and Clackamas Counties, Oregon School
                             District #10 (Gresham-Barlow) (Financial Security
                             Assurance Insured)
              1,140,000      5.000%, 06/15/16                                                     Aaa/AAA            1,219,572
              1,500,000      5.500%, 06/15/18 pre-refunded                                        Aaa/AAA            1,614,210
              4,775,000      5.250%, 06/15/19                                                     Aaa/AAA            5,375,600
              2,650,000      5.000%, 06/15/21 pre-refunded                                        Aaa/AAA            2,797,817

                             Multnomah and Clackamas Counties, Oregon School
                             District #28JT (Centennial) (Financial Security
                             Assurance Insured)
              2,680,000      5.25%, 12/15/18                                                       Aaa/NR            3,028,320

                             Oak Lodge, Oregon Water District (AMBAC Indemnity
                              Corporation Insured)
                215,000      7.400%, 12/01/07                                                     Aaa/AAA              218,328

                             Oregon  Coast Community College District (MBIA
                             Corporation Insured)
              1,590,000      5.250%, 06/15/17                                                      Aaa/NR            1,735,056
              1,475,000      5.250%, 06/15/20                                                      Aaa/NR            1,605,582

                                 State of Oregon
              2,115,000      5.250%, 10/15/14                                                     Aa3/AA-            2,290,947

                             State of Oregon Board of Higher Education
                820,000      zero coupon, 08/01/16                                                Aa3/AA-              551,803
              5,000,000      5.000%, 08/01/20                                                     Aa3/AA-            5,357,600
              2,560,000      5.500%, 08/01/21 pre-refunded                                        Aa3/AA-            2,697,984
              2,000,000      5.000%, 08/01/21                                                     Aa3/AA-            2,152,940
              2,130,000      5.000%, 08/01/22                                                     Aa3/AA-            2,192,686
                870,000      5.000%, 08/01/22 pre-refunded                                        Aa3/AA-              897,092

                             State of Oregon Elderly and Disabled Housing
                 40,000      6.250%, 08/01/13
                                                                                                  Aa3/AA-               40,032

                             State of Oregon Veterans' Welfare
                700,000      9.200%, 10/01/08                                                      Aa3/NR              764,540
                640,000      5.200%, 10/01/18                                                     Aa3/AA-              653,856
              3,000,000      4.300%, 12/01/26                                                     Aa3/AA-            3,000,810

                                 Portland, Oregon
              1,000,000      4.600%, 06/01/14                                                      Aaa/NR            1,031,780
              2,975,000      zero coupon, 06/01/15                                                 Aa2/NR            2,111,387
              1,120,000      5.125%, 06/01/18                                                      Aaa/NR            1,162,437
             10,480,000      4.350%, 06/01/23                                                      Aa2/NR           10,679,225

                             Portland, Oregon Community College District
              3,115,000      5.125%, 06/01/16 pre-refunded                                         Aa2/AA            3,296,511
              2,350,000      5.000%, 06/01/21 pre-refunded                                         Aa2/AA            2,475,091

                             Portland, Oregon Community College District
                             (Financial Guaranty Insurance Corporation Insured)
              1,395,000      5.000%, 06/01/17 pre-refunded                                        Aaa/AAA            1,469,256

                             Rogue Community College District Oregon (MBIA
                             Corporation Insured)
              1,540,000      5.000%, 06/15/20                                                      Aaa/NR            1,656,301
              1,000,000      5.000%, 06/15/22                                                      Aaa/NR            1,071,060

                             Salem-Keizer, Oregon School District #24J (Financial
                             Security Assurance Insured)
              1,000,000      4.875%, 06/01/14                                                     Aaa/AAA            1,016,910
              1,000,000      5.000%, 06/15/19                                                     Aaa/AAA            1,069,150

                             Southwestern Oregon Community College District
                             (MBIA Corporation Insured)
              1,120,000      6.000%, 06/01/25 pre-refunded                                        Aaa/AAA            1,204,706

                             Tillamook County, Oregon School District #9
                             (Financial Security Assurance Insured)
              3,000,000      5.250%, 06/15/22                                                     Aaa/AAA            3,224,370

                             Tillamook and Yamhill Counties, Oregon School District
                             #101 (Nestucca Valley) (Financial Security
                             Assurance Insured)
              1,560,000      5.000%, 06/15/25                                                      NR/AAA            1,666,252

                             Umatilla County, Oregon School District  #16R
                             (Pendleton) (Financial Guaranty Insurance Corporation
                             Insured)
              1,550,000      5.500%, 07/01/12                                                      Aaa/NR            1,689,918

                             Wasco County, Oregon School District #12 (The Dalles)
                             (Financial Security Assurance Insured)
              1,135,000      6.000%, 06/15/15 pre-refunded                                        Aaa/AAA            1,221,782
              1,400,000      5.500%, 06/15/17                                                     Aaa/AAA            1,597,134
              1,790,000      5.500%, 06/15/20                                                     Aaa/AAA            2,079,300

                            Washington County, Oregon
              2,465,000      5.000%, 06/01/23                                                      Aa2/NR            2,674,821

                             Washington County, Oregon School District #15 (Forest
                             Grove) (Financial Security Assurance Insured)
              1,760,000      5.375%, 06/15/16 pre-refunded                                         Aaa/NR            1,885,048
              2,000,000      5.000%, 06/15/21 pre-refunded                                         Aaa/NR            2,111,560

                             Washington County, Oregon School District #48J (Beaverton)
              2,000,000      5.125%, 01/01/15 pre-refunded                                        Aa2/AA-            2,110,180
              1,620,000      5.125%, 01/01/16 pre-refunded                                        Aa2/AA-            1,709,246

                             Washington County, Oregon School District #48J
                             (Beaverton) (Financial Guaranty Insurance
                             Corporation Insured)
              2,500,000      5.375%, 06/01/19 pre-refunded                                        Aaa/AAA            2,600,825

                             Washington County, Oregon School District #48J
                             (Beaverton) (Financial Security Assurance Insured)
              1,900,000      5.000%, 06/01/16                                                     Aaa/AAA            2,054,413

                             Washington and Clackamas Counties, Oregon School
                             District #23 (Tigard) (MBIA Corporation Insured)
              2,700,000      5.375%, 06/15/14 pre-refunded                                         Aaa/NR            2,929,527
              2,525,000      5.375%, 06/15/20 pre-refunded                                         Aaa/NR            2,739,650

                             Washington, Clackamas, and Yamhill County, Oregon
                             School District #88JT (Sherwood) (Financial
                             Security Assurance Insured)
              2,055,000      5.125%, 06/15/12 pre-refunded                                         Aaa/NR            2,127,254

                             Washington, Multnomah and Yamhill County, Oregon
                             School District #1J (Hillsboro)
              1,295,000      5.250%, 06/01/13 pre-refunded                                         Aa3/NR            1,343,524
              5,000,000      zero coupon, 06/15/26                                                 Aaa/NR            2,053,000

                             Yamhill County, Oregon School District #29J (Newberg)
                             (MBIA Corporation Insured)
              2,850,000      5.250%, 06/15/17 pre-refunded                                         Aaa/NR            3,074,808
              3,765,000      5.250%, 06/15/20 pre-refunded                                         Aaa/NR            4,061,983

                                                                                                               ----------------
                             Total General Obligation Bonds                                                        229,207,307
                                                                                                               ----------------

                             State of Oregon Revenue Bonds (44.5%)
                             -----------------------------------------------------------------

                             Airport Revenue Bonds (0.7%)
                             -----------------------------------------------------------------

                             Port of Portland, Oregon Airport (AMBAC Indemnity
                             Corporation Insured)
              3,000,000      5.500%, 07/01/24                                                     Aaa/AAA            3,143,820
                                                                                                                ---------------

                             Certificates of Participation Revenue Bonds (5.7%)

                             Oregon State Department Administrative Services
                595,000      5.000%, 11/01/19                                                     Aaa/AAA              606,579
                355,000      5.000%, 11/01/19 pre-refunded                                        Aaa/AAA              362,434

                             Oregon State Department Administration Services
                             (AMBAC Indemnity Corporation Insured)
                500,000      5.375%, 05/01/14                                                     Aaa/AAA              538,675
              1,120,000      5.000%, 05/01/21                                                     Aaa/AAA            1,176,638
              3,500,000      6.000%, 05/01/26 pre-refunded                                        Aaa/AAA            3,783,885

                             Oregon State Department Administrative Services
                             (Financial Guaranty Insurance Corporation Insured)
              2,000,000      5.000%, 11/01/20                                                     Aaa/AAA            2,155,080
              2,660,000      5.000%, 11/01/23                                                     Aaa/AAA            2,858,542
              2,945,000      5.000%, 11/01/24                                                     Aaa/AAA            3,164,815
              1,475,000      5.000%, 11/01/26                                                     Aaa/AAA            1,581,392
              3,880,000      5.000%, 11/01/27                                                     Aaa/AAA            4,166,344

                             Oregon State Department of Administrative Services
                             (Financial Security Assurance Insured)
              1,135,000      5.000%, 05/01/15                                                     Aaa/AAA            1,212,850
              1,770,000      5.000%, 05/01/19                                                     Aaa/AAA            1,891,758
              1,000,000      5.000%, 05/01/22                                                     Aaa/AAA            1,063,550

                                                                                                               ----------------
                             Total Certificates of Participation Revenue Bonds                                      24,562,542
                                                                                                               ----------------

                             Hospital Revenue Bonds (10.4%)
                             -----------------------------------------------------------------

                             Clackamas County, Oregon Hospital Facilities
                               Authority  (Legacy Health System)
              2,000,000      5.250%, 02/15/17                                                      A1/AA-            2,094,660
              2,980,000      5.250%, 02/15/18                                                      A1/AA-            3,106,620
              4,025,000      5.250%, 05/01/21                                                      A1/AA-            4,240,297

                             Clackamas County, Oregon Hospital Facilities
                                Authority  (Legacy Health
                                System) (MBIA Corporation Insured)
              2,650,000      4.750%, 02/15/11                                                     Aaa/AAA            2,734,667

                             Clackamas County, Oregon Hospital Facilities
                              Authority  (Mary's Woods)
              3,480,000      6.625%, 05/15/29 pre-refunded                                        NR/NR**            3,771,172

                             Deschutes County, Oregon Hospital Facilities Authority
                                (Cascade Health)
              2,000,000      5.600%, 01/01/27 pre-refunded                                         A1/NR             2,172,700
              3,000,000      5.600%, 01/01/32 pre-refunded                                         A1/NR             3,259,050

                             Klamath Falls, Oregon Inter Community Hospital
                             (Merle West) (Assured Guaranty
                              Corporation Insured)
             1,000,000       4.500%, 09/01/33                                                      NR/AAA            1,003,840
             5,000,000       5.000%, 09/01/36                                                      NR/AAA            5,310,550

                             Medford, Oregon Hospital Facilities Authority
                705,000      5.000%, 08/15/18 pre-refunded                                        Aaa/AAA              727,306
                345,000      5.000%, 08/15/18                                                     Aaa/AAA              354,108

                             Multnomah County, Oregon Hospital Facility Authority
                              (Providence Health System)
              2,390,000      5.250%, 10/01/22                                                      Aa2/AA            2,590,378

                             Multnomah County, Oregon Hospital Facilities
                              Authority (Terwilliger Plaza Project)
              1,250,000      5.250%, 12/01/36                                                      NR/NR*            1,279,725

                             Oregon Health Sciences University Series B (MBIA
                              Corporation Insured)
              1,400,000      5.250%, 07/01/15                                                     Aaa/AAA            1,424,906

                             State of Oregon Health Housing Educational and
                              Cultural Facilities Authority (Peacehealth) (AMBAC
                             Indemnity Corporation Insured)
              2,300,000      5.250%, 11/15/17                                                     Aaa/AAA            2,459,528
              1,850,000      5.000%, 11/15/26                                                     Aaa/AAA            1,941,815
              1,430,000      5.000%, 11/15/32                                                     Aaa/AAA            1,493,378

                             Salem, Oregon Hospital Facility Authority (Salem
                              Hospital Project)
              4,500,000      4.500%, 08/15/30                                                      NR/A+             4,460,985

                             Western Lane County, Oregon Hospital Facilities
                              Authority (Sisters of St. Joseph Hospital) (MBIA
                              Corporation Insured)
                350,000      5.625%, 08/01/07                                                     Aaa/AAA              350,207

                                                                                                               ----------------
                             Total Hospital Revenue Bonds                                                           44,775,892
                                                                                                               ----------------

                             Housing, Educational, and Cultural Revenue Bonds (4.7%)
                             -----------------------------------------------------------------

                             Forest Grove, Oregon (Pacific University)
                              (Radian Insured)
              4,000,000      5.000%, 05/01/22                                                      Aa3/AA            4,196,840

                             Multnomah County, Oregon Educational Facility
                            (University of Portland)
              1,000,000      6.000%, 04/01/20                                                     NR/BBB+            1,057,670

                             Oregon Health Sciences University, Oregon
                             (MBIA Corporation Insured)
             11,550,000      zero coupon, 07/01/21                                                Aaa/AAA            6,217,134
              3,140,000      5.250%, 07/01/22                                                     Aaa/AAA            3,378,452

                             Oregon State Facilities Authority (Linfield College)
           2,115,000.00      5.000%, 10/01/25                                                     Baa1/NR            2,207,679

                             Oregon State Facilities Authority (Willamette
                              University) (Financial Guaranty
                              Corporation Insured)
                500,000      5.125%, 10/01/25                                                      NR/AAA              541,890

                             State of Oregon Housing and Community Services
                  5,000      5.900%, 07/01/12                                                      Aa2/NR                5,079
                130,000      6.700%, 07/01/13                                                      Aa2/NR              130,576
                365,000      6.000%, 07/01/20                                                      Aa2/NR              376,844
                985,000      4.650%, 07/01/25                                                      Aa2/NR            1,013,545
              1,205,000      5.400%, 07/01/27                                                      Aa2/NR            1,236,776

                                                                                                               ----------------
                             Total Housing, Educational, and Cultural Revenue Bonds                                 20,362,485
                                                                                                               ----------------

                             Transportation Revenue Bonds (4.7%)
                             -----------------------------------------------------------------

                             Oregon St. Department Transportation Highway Usertax
              3,025,000      5.500%, 11/15/18 pre-refunded                                        Aa2/AAA            3,319,544
              2,555,000      5.375%, 11/15/18 pre-refunded                                        Aa2/AAA            2,715,224
              4,545,000      5.125%, 11/15/26                                                     Aa2/AAA            4,843,925
             2,155,000       5.000%, 11/15/28                                                     Aa2/AAA            2,312,768
              1,000,000      5.000%, 11/15/29                                                     Aa2/AAA            1,059,930

                             Tri-County Metropolitan Transportation District, Oregon
              1,440,000      5.750%, 08/01/16 pre-refunded                                        Aa3/AA+            1,539,446
              1,775,000      5.000%, 09/01/16                                                     Aa3/AA+            1,882,884

                             Tri-County Metropolitan Transportation District, Oregon
                             (LOC: Morgan Guaranty Trust)
              2,500,000      5.400%, 06/01/19 pre-refunded                                         NR/AA-            2,625,175

                                                                                                               ----------------
                             Total Transportation Revenue Bonds                                                     20,298,896
                                                                                                               ----------------

                             Urban Renewal Revenue Bonds (3.1%)
                             -----------------------------------------------------------------

                             Portland, Oregon Airport Way Renewal and Redevelopment
                              (AMBAC Indemnity Corporation Insured)
              1,640,000      6.000%, 06/15/14 pre-refunded                                         Aaa/NR            1,779,876
              1,765,000      5.750%, 06/15/20 pre-refunded                                         Aaa/NR            1,901,364

                             Portland, Oregon River District Urban Renewal and
                              Redevelopment
                             (AMBAC Indemnity Corporation Insured)
              1,915,000      5.000%, 06/15/20                                                      Aaa/NR            2,028,425

                             Portland, Oregon Urban Renewal Tax Allocation (AMBAC
                             Indemnity Corporation Insured) (Convention Center)
              1,150,000      5.750%, 06/15/18                                                      Aaa/NR            1,233,432
              2,000,000      5.450%, 06/15/19                                                      Aaa/NR            2,122,540

                             Portland Oregon Urban Renewal Tax Allocation
                              (Interstate Corridor) (Financial Guaranty Insurance
                              Corporation Insured)
              1,890,000      5.250%, 06/15/20                                                      Aaa/NR            2,079,227
              1,990,000      5.250%, 06/15/21                                                      Aaa/NR            2,184,722

                                                                                                               ----------------
                             Total Urban Renewal Revenue Bonds                                                      13,329,586
                                                                                                               ----------------

                             Utility Revenue Bonds (0.8%)
                             -----------------------------------------------------------------

                             Emerald Peoples Utility District, Oregon
                             (Financial Security Assurance Insured)

              1,455,000      5.250%, 11/01/22                                                      Aaa/NR            1,574,339

                             Eugene, Oregon Electric Utility
                             (Financial Security Assurance Insured)

              1,600,000      5.000%, 08/01/18                                                     Aaa/AAA            1,635,440
                                                                                                               ----------------

                             Total Utility Revenue Bonds                                                             3,209,779
                                                                                                               ----------------

                             Water and Sewer Revenue Bonds (13.1%)
                             -----------------------------------------------------------------

                             Bend, Oregon Sewer Revenue
                             (AMBAC Indemnity Corporation Insured)
              1,130,000      5.150%, 10/01/14 pre-refunded                                         Aaa/NR            1,189,924

                             Klamath Falls, Oregon Wastewater (AMBAC Indemnity
                              Corporation Insured)
              1,545,000      5.650%, 06/01/20 pre-refunded                                        Aaa/AAA            1,644,668

                             Klamath Falls, Oregon Water (Financial Security
                              Assurance Insured)
              1,575,000      5.500%, 07/01/16                                                     Aaa/AAA            1,786,680

                             Lane County, Oregon Metropolitan Wastewater
                              Management (Financial Guaranty
                             Insurance Corporation Insured)
              1,615,000      4.750%, 11/01/26                                                     Aaa/AAA            1,689,791

                             Lebanon, Oregon Wastewater
                             (Financial Security Assurance Insured)
              1,000,000      5.700%, 03/01/20                                                     Aaa/AAA            1,055,070

                             Portland, Oregon Sewer System (Financial Guaranty
                             Insurance Corporation Insured)
              2,500,000      5.750%, 08/01/19 pre-refunded                                        Aaa/AAA            2,676,975

                             Portland, Oregon Sewer System (Financial Security
                              Assurance Insured)
              2,760,000      5.250%, 06/01/17                                                     Aaa/AAA            2,985,630
              4,595,000      5.000%, 06/01/17                                                     Aaa/AAA            4,971,330
              3,470,000      5.000%, 06/01/21                                                     Aaa/AAA            3,670,358

                             Portland, Oregon Sewer System (MBIA Corporation
                              Insured)
              1,610,000      5.000%, 06/15/27                                                     Aaa/AAA            1,723,811

                             Portland, Oregon Water System
              7,420,000      5.500%, 08/01/19 pre-refunded                                         Aa1/NR            7,883,602
              1,235,000      5.500%, 08/01/20 pre-refunded                                         Aa1/NR            1,312,163

                             Portland, Oregon Water System (MBIA Corporation
                              Insured)
           3,415,000.00       4.375%, 10/01/25                                                      Aaa/NR            3,451,301

                             Salem, Oregon Water & Sewer (Financial Guaranty
                               Insurance Corporation Insured)
              1,040,000      5.000%, 06/01/17                                                     Aaa/AAA            1,128,296

                             Salem, Oregon Water & Sewer (Financial
                             Security Assurance Insured)
              1,000,000      5.375%, 06/01/15                                                     Aaa/AAA            1,115,470
              1,970,000      5.375%, 06/01/16 pre-refunded                                        Aaa/AAA            2,079,847
              3,025,000      5.500%, 06/01/20 pre-refunded                                        Aaa/AAA            3,205,714

                             Sunrise Water Authority, Oregon (Financial Security
                              Assurance Insured)
              2,630,000      5.000%, 03/01/19                                                     Aaa/AAA            2,814,126
              1,350,000      5.250%, 03/01/24                                                     Aaa/AAA            1,466,316

                             Sunrise Water Authority, Oregon (XLCA Insured)
              1,000,000      5.000%, 09/01/25                                                     Aaa/AAA            1,061,990

                             Washington County, Oregon Clean Water Services
                             (Financial Guaranty Insurance Corporation Insured)
                995,000      5.000%, 10/01/13                                                     Aaa/AAA            1,052,053
              3,525,000      5.125%, 10/01/17                                                     Aaa/AAA            3,724,127

                             Washington County, Oregon Clean Water Services
                              (MBIA Corporation Insured)
              2,235,000      5.250%, 10/01/15                                                     Aaa/AAA            2,481,029

                                                                                                               ----------------
                             Total Water and Sewer Revenue Bonds                                                    56,170,271
                                                                                                               ----------------

                             Other Revenue Bonds (1.3%)
                             -----------------------------------------------------------------

                             Multnomah County, Oregon School District #1J,
                              Special Obligations
                345,000      5.000%, 03/01/07                                                      A2/A-               345,756

                             Oregon State Department of Administration Services
                              (Lottery Revenue) (Financial
                             Security Assurance Insured)
              2,000,000      5.750%, 04/01/14 pre-refunded                                        Aaa/AAA            2,107,480
              3,040,000      5.000%, 04/01/19                                                     Aaa/AAA            3,235,198

                                                                                                               ----------------
                             Total Other Revenue Bonds                                                               5,688,434
                                                                                                               ----------------

                             Total Revenue Bonds                                                                   191,541,705
                                                                                                               ----------------

                              U.S. Territory (1.4%)
                             -----------------------------------------------------------------

                             Puerto Rico Municipal Finance Agency (Financial
                              Security Assurance Insured)
                500,000      5.250%, 08/01/16                                                     Aaa/AAA              538,705
              5,000,000      5.250%, 08/01/20                                                     Aaa/AAA            5,363,600

                                                                                                               ----------------
                             Total U.S. Territory Bonds                                                              5,902,305
                                                                                                               ----------------

                             Total Municipal Bonds  (cost $407,992,900-note b)                     99.2%           426,651,317

                             Other assets less liabilities                                          0.8              3,465,828
                                                                                             ----------------------------------

                             Net Assets                                                            100.0%        $ 430,117,145
                                                                                             ==================================

                   (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                    (**) Rated AAA by Fitch.

                                                                   Percent of
           Portfolio Distribution By Quality Rating (unaudited)    Portfolio

           Aaa of Moody's or AAA of S&P or Fitch                   72.0 %
           Aa of Moody's or AA of S&P                              24.1
           A of Moody's or S&P                                      2.8
           Baa of Moody's or BBB of S&P                             0.2
           Not rated*                                               0.9
                                                                  -----
                                                                  100.0 %
                                                                  -----
                                                                  -----

                PORTFOLIO ABBREVIATIONS:
               AMBAC - American Municipal Bond Assurance Corp.
               LOC - Letter of Credit
               MBIA - Municipal Bond Investors Assurance
               NR - Not Rated
               XLCA - XL Capital Assurance

                See accompanying notes to financial statements.

                                            TAX-FREE TRUST OF OREGON
                                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


(b) At December 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $407,992,900 amounted to $18,658,417, which consisted of aggregate gross unrealized appreciation of $18,707,834 and aggregate gross unrealized depreciation of $49,417.






Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Vice Chair, President and Trustee
      February 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 24, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 27, 2007